Related Party Balances (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Related Party Payable [Table Text Block]
January 31,	2014	2013

Advance, bearing interest at 19.50% per annum	$-	$9,603
Advance, non-interest bearing	-	4,313
	-	13,916
Less: current portion	-	(13,916)

	$-	$-